OTHER PAYABLES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Due to third parties	$ 3,256,804	$ 877,259	$ 10,794,449
Promissory notes issued to third parties	2,950,414	3,352,394	0
Convertible notes payable	0	232,000	0
Due to local government	2,408,101	2,192,825	0
Due to employees and others		0	1,114,848
Land use rights payable		0	58,851
Miscellaneous	2,209,298	0
Other Liabilities, Current	$ 10,824,617	$ 6,654,478	$ 11,968,148